STATEMENT OF CHANGES IN STOCKHOLDERS' DEFECIT (Parenthetical) - Gores Metropoulos II, Inc. - $ / shares	Dec. 31, 2021	Jan. 22, 2021	Dec. 31, 2020	Jul. 23, 2020
Shares subject to possible redemption (in shares)	45,000,000	45,000,000	0
Class F Common Stock
Common stock par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Class F Common Stock | Sponsor
Shares subject to possible redemption (in shares)				1,500,000